PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I'm pleased to present the Semi-Annual Report to Shareholders for Federated U.S. Government Securities Fund: 1-3 Years. The Report covers the six-month period ended August 31, 1995 and includes the Investment Review, Financial Statements, and Portfolio of Investments.

This mutual fund continues its pursuit of attractive yields with limited principal risk through a diversified portfolio consisting of U.S. Treasury securities.

During the period, the fund's Institutional Shares paid dividends of $0.33 per share. Institutional Service Shares paid dividends of $0.32 per share. The fund's net asset value rose slightly, from $10.25 on the first day of the period to $10.35 on August 31, 1995. Total net assets stood at $707.4 million at the end of the period.

Thank you for participating in Federated U.S. Government Securities Fund: 1-3 Years. As always, we welcome your questions and comments.

Sincerely,

 [GLEN R. JOHNSON SIGNATURE]

Glen R. Johnson
President
October 15, 1995
                                       1

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Federated U.S. Government Securities Fund: 1-3 Years represents a fully-invested participation in those obligations of the U.S. Treasury and certain government agencies which have a maximum maturity of 3 1/2 years and an average maturity of 1 to 2 years. Since the fund's February 28, 1995 fiscal year end, the fund has remained fully invested in U.S. Treasury securities. Standard & Poor's has assigned the fund an "AAAf" credit rating.*

Fixed income performance during 1995 has been quite the opposite of that in 1994. During the semi-annual reporting period, the intermediate sector outperformed as the 2 to 30-year yield curve steepened in response to weak economic data. The market dramatically priced in the reduced likelihood of further tightening of monetary policy by the Federal Reserve following the rate increase on February 1, 1995. Minimal inflation pressures allowed the Fed to actually lower the Fed Funds target rate from 6% to 5.75% in early July for the first time since September 1992. The 2-year Treasury note yield fell from 6.8% at the end of February 1995 to 5.9% at the end of August 1995 and the fund's net asset value increased from $10.25 to $10.35 during this same period. The fund maintained a laddered portfolio structure with an average maturity between 1.5 to 1.7 years. The total return for the fund's Institutional Shares and Institutional Service Shares for the six months ended August 31, 1995 was 4.20% and 4.07%**, respectively, compared to 3.65% for the Merrill Lynch 1-Year Treasury Index and 4.81% for the Merrill Lynch 2-Year Treasury Index.***

Recent economic data has been more mixed even though economic growth has slowed dramatically from its fourth quarter of 1994 rate. Although the Federal Reserve may shift from a restrictive to a more neutral monetary policy over time, economic growth is not expected to slow enough to warrant aggressive easing of monetary policy.

 *STANDARD & POOR'S RATINGS GROUP PROVIDES ITS "AAAF" RATING TO MUTUAL FUNDS, IN
  ITS OPINION, WITH FUND PORTFOLIO HOLDINGS AND COUNTERPARTIES THAT PROVIDE EXTREMELY STRONG PROTECTION AGAINST LOSSES FROM CREDIT DEFAULTS. THIS RATING IS OBTAINED AFTER STANDARD & POOR'S RATINGS GROUP EVALUATES A NUMBER OF FACTORS, INCLUDING CREDIT QUALITY, MARKET PRICE EXPOSURE AND MANAGEMENT. THEY MONITOR THE PORTFOLIO WEEKLY FOR DEVELOPMENTS THAT COULD CAUSE CHANGES IN THE RATINGS.

 **PERFORMANCE  QUOTED  REPRESENTS  PAST  PERFORMANCE.  INVESTMENT  RETURN   AND
   PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

*** THESE INDICES ARE UNMANAGED.

                                       2

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
(FORMERLY FEDERATED SHORT-INTERMEDIATE GOVERNMENT TRUST)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                         VALUE
----------------       ------------------------------------------------------------  --------------
SHORT-INTERMEDIATE TERM OBLIGATIONS--98.1%
-----------------------------------------------------------------------------------
                       U.S. TREASURY NOTES--98.1%
                       ------------------------------------------------------------
$     35,000,000       7.75%, 3/31/1996                                              $   35,409,150
                       ------------------------------------------------------------
      50,000,000       4.25%, 5/15/1996                                                  49,516,000
                       ------------------------------------------------------------
      50,000,000       7.875%, 7/15/1996                                                 50,915,000
                       ------------------------------------------------------------
      90,000,000       6.875%, 10/31/1996                                                91,145,700
                       ------------------------------------------------------------
      25,000,000       7.50%, 1/31/1997                                                  25,581,250
                       ------------------------------------------------------------
      40,000,000       4.75%, 2/15/1997                                                  39,427,200
                       ------------------------------------------------------------
      30,000,000       6.875%, 2/28/1997                                                 30,469,200
                       ------------------------------------------------------------
      45,000,000       6.625%, 3/31/1997                                                 45,566,550
                       ------------------------------------------------------------
      50,000,000       8.50%, 4/15/1997                                                  52,052,500
                       ------------------------------------------------------------
      50,000,000       6.50%, 4/30/1997                                                  50,543,500
                       ------------------------------------------------------------
      25,000,000       6.125%, 5/31/1997                                                 25,116,500
                       ------------------------------------------------------------
      15,000,000       5.625%, 6/30/1997                                                 14,952,000
                       ------------------------------------------------------------
       1,200,000       5.50%, 9/30/1997                                                   1,192,272
                       ------------------------------------------------------------
       2,000,000       5.75%, 10/31/1997                                                  1,995,620
                       ------------------------------------------------------------
      45,000,000       7.375%, 11/15/1997                                                46,359,450
                       ------------------------------------------------------------
      25,000,000       5.625%, 1/31/1998                                                 24,849,750
                       ------------------------------------------------------------
      25,000,000       7.25%, 2/15/1998                                                  25,756,000
                       ------------------------------------------------------------
      30,000,000       5.125%, 2/28/1998                                                 29,460,300
                       ------------------------------------------------------------
      35,000,000       5.375%, 5/31/1998                                                 34,510,000
                       ------------------------------------------------------------
      20,000,000       4.75%, 10/31/1998                                                 19,298,400
                       ------------------------------------------------------------  --------------
                         TOTAL SHORT-INTERMEDIATE TERM OBLIGATIONS (IDENTIFIED
                         COST, $687,461,964)                                            694,116,342
                       ------------------------------------------------------------  --------------


                                       3

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
(FORMERLY FEDERATED SHORT-INTERMEDIATE GOVERNMENT TRUST)
--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                         VALUE
----------------       ------------------------------------------------------------  --------------
(a) Repurchase Agreement--0.6%
-----------------------------------------------------------------------------------
$      4,100,000       J.P. Morgan Securities, Inc., 5.83%, dated 8/31/1995, due
                       9/1/1995
                       (AT AMORTIZED COST)                                           $    4,100,000
                       ------------------------------------------------------------  --------------
                         TOTAL INVESTMENTS (IDENTIFIED COST, $691,561,964)(b)        $  698,216,342
                       ------------------------------------------------------------  --------------
                                                                                     --------------
(a)  The   repurchase  agreement  is  fully   collateralized  by  U.S.  Treasury
     obligations based  on market  prices  at the  date  of the  portfolio.  The investment  in the repurchase agreement is through participation in a joint account with other Federated funds.
(b)  The cost of investments for  federal tax purposes amounts to  $691,561,964.
     The  net unrealized  appreciation on  a federal  tax cost  basis amounts to
     $6,654,378,   and   is   comprised    of   $7,106,961   appreciation    and
     $452,583 depreciation at August 31, 1995.
Note:  The categories  of investments  are shown as  a percentage  of net assets
      ($707,407,995) at August 31, 1995.


(See Notes which are an integral part of the Financial Statements)

                                       4

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
(FORMERLY FEDERATED SHORT-INTERMEDIATE GOVERNMENT TRUST)
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $691,561,964)                    $  698,216,342
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       11,172,567
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                               1,569,618
-------------------------------------------------------------------------------------------------   --------------
    Total assets                                                                                       710,958,527
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Payable for shares redeemed                                                             1,266,574
--------------------------------------------------------------------------------
Payable to Bank                                                                           232,909
--------------------------------------------------------------------------------
Income distribution payable                                                             2,002,134
--------------------------------------------------------------------------------
Accrued expenses                                                                           48,915
--------------------------------------------------------------------------------   --------------
    Total liabilities                                                                                    3,550,532
-------------------------------------------------------------------------------------------------   --------------
NET ASSETS for 68,338,134 shares outstanding                                                        $  707,407,995
-------------------------------------------------------------------------------------------------   --------------
                                                                                                    --------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Paid in capital                                                                                     $  825,157,257
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                               6,654,378
-------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                          (124,403,640)
-------------------------------------------------------------------------------------------------   --------------
    Total Net Assets                                                                                $  707,407,995
-------------------------------------------------------------------------------------------------   --------------
                                                                                                    --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
-------------------------------------------------------------------------------------------------
$674,490,992  DIVIDED BY 65,158,248 shares outstanding                                              $        10.35
-------------------------------------------------------------------------------------------------   --------------
                                                                                                    --------------
INSTITUTIONAL SERVICE SHARES:
-------------------------------------------------------------------------------------------------
$32,917,003  DIVIDED BY 3,179,886 shares outstanding                                                $        10.35
-------------------------------------------------------------------------------------------------   --------------
                                                                                                    --------------


(See Notes which are an integral part of the Financial Statements)

                                       5

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
(FORMERLY FEDERATED SHORT-INTERMEDIATE GOVERNMENT TRUST)
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------
Interest                                                                                   $ 24,658,356
EXPENSES:
--------------------------------------------------------------------------
Investment advisory fee                                                      $ 1,446,880
--------------------------------------------------------------------------
Administrative personnel and services fee                                        273,822
--------------------------------------------------------------------------
Custodian fees                                                                    38,727
--------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                         108,946
--------------------------------------------------------------------------
Directors'/Trustees' fees                                                          4,968
--------------------------------------------------------------------------
Auditing fees                                                                      6,624
--------------------------------------------------------------------------
Legal fees                                                                         4,808
--------------------------------------------------------------------------
Portfolio accounting fees                                                         65,109
--------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                           41,928
--------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                   862,372
--------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                            41,928
--------------------------------------------------------------------------
Share registration costs                                                          21,560
--------------------------------------------------------------------------
Printing and postage                                                               6,568
--------------------------------------------------------------------------
Insurance premiums                                                                 8,464
--------------------------------------------------------------------------
Miscellaneous                                                                      4,600
--------------------------------------------------------------------------   -----------
    Total expenses                                                             2,937,304
--------------------------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------------------------
  Waiver of investment advisory fee                            $   (29,876)
------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service
  Shares                                                           (40,252)
------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares        (862,372)
------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service
  Shares                                                            (1,677)
------------------------------------------------------------   -----------
    Total waivers                                                               (934,177)
--------------------------------------------------------------------------   -----------
        Net expenses                                                                          2,003,127
----------------------------------------------------------------------------------------   ------------
            Net investment income                                                            22,655,229
----------------------------------------------------------------------------------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------
Net realized gain on investments                                                              6,796,030
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                             307,154
----------------------------------------------------------------------------------------   ------------
    Net realized and unrealized gain on investments                                           7,103,184
----------------------------------------------------------------------------------------   ------------
        Change in net assets resulting from operations                                     $ 29,758,413
----------------------------------------------------------------------------------------   ------------
                                                                                           ------------


(See Notes which are an integral part of the Financial Statements)

                                       6

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
(FORMERLY FEDERATED SHORT-INTERMEDIATE GOVERNMENT TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        SIX MONTHS ENDED
                                                        AUGUST 31, 1995        YEAR ENDED
                                                          (UNAUDITED)      FEBRUARY 28, 1995
                                                       ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------
OPERATIONS--
-----------------------------------------------------
Net investment income                                    $   22,655,229      $   38,636,472
-----------------------------------------------------
Net realized gain (loss) on investments ($6,796,030
net gain and $16,372,726 net loss, respectively, as
computed for federal tax purposes)                            6,796,030         (26,211,391)
-----------------------------------------------------
Net change in unrealized appreciation (depreciation)            307,154           9,714,843
-----------------------------------------------------  ------------------  ------------------
    Change in net assets resulting from operations           29,758,413          22,139,924
-----------------------------------------------------  ------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------
Distributions from net investment income
-----------------------------------------------------
  Institutional Shares                                      (21,646,282)        (37,103,608)
-----------------------------------------------------
  Institutional Service Shares                               (1,008,947)         (1,532,864)
-----------------------------------------------------  ------------------  ------------------
  Change in net assets resulting from distributions
  to shareholders                                           (22,655,229)        (38,636,472)
-----------------------------------------------------  ------------------  ------------------
SHARE TRANSACTIONS--
-----------------------------------------------------
Proceeds from sale of shares                                171,332,535         269,660,686
-----------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                            10,000,122          16,766,815
-----------------------------------------------------
Cost of shares redeemed                                    (197,272,671)       (452,147,512)
-----------------------------------------------------  ------------------  ------------------
    Change in net assets resulting from share
    transactions                                            (15,940,014)       (165,720,011)
-----------------------------------------------------  ------------------  ------------------
        Change in net assets                                 (8,836,830)       (182,216,559)
-----------------------------------------------------
NET ASSETS:
-----------------------------------------------------
Beginning of period                                         716,244,825         898,461,384
-----------------------------------------------------  ------------------  ------------------
End of period                                            $  707,407,995      $  716,244,825
-----------------------------------------------------  ------------------  ------------------
                                                       ------------------  ------------------


(See Notes which are an integral part of the Financial Statements)

                                       7

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
(FORMERLY FEDERATED SHORT-INTERMEDIATE GOVERNMENT TRUST)
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                           ENDED AUGUST                         YEAR ENDED FEBRUARY 28, OR 29,
                                             31, 1995       -----------------------------------------------------------------------
                                            (UNAUDITED)       1995       1994        1993         1992         1991         1990
                                          ---------------   --------   --------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $10.25         $10.46     $10.53      $10.34       $10.12       $ 9.93       $ 9.81
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
  Net investment income                         0.33           0.52       0.37        0.48         0.67         0.72         0.84
----------------------------------------
  Net realized and unrealized gain
  (loss) on investments                         0.10         (0.21)     (0.07)        0.19         0.22         0.19         0.12
----------------------------------------      ------        --------   --------   ----------   ----------   ----------   ----------
  Total from investment operations              0.43           0.31       0.30        0.67         0.89         0.91         0.96
----------------------------------------      ------        --------   --------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
----------------------------------------
  Distributions from net investment
  income                                      (0.33)         (0.52)     (0.37)      (0.48)       (0.67)       (0.72)       (0.84)
----------------------------------------
  Total distributions from net realized
  gain on investment transactions               0.00           0.00       0.00        0.00         0.00         0.00         0.00
----------------------------------------      ------        --------   --------   ----------   ----------   ----------   ----------
  Total distributions                         (0.33)         (0.52)     (0.37)      (0.48)       (0.67)       (0.72)       (0.84)
----------------------------------------      ------        --------   --------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                $10.35         $10.25     $10.46      $10.53       $10.34       $10.12       $ 9.93
----------------------------------------      ------        --------   --------   ----------   ----------   ----------   ----------
                                              ------        --------   --------   ----------   ----------   ----------   ----------
TOTAL RETURN (a)                                4.20%          3.14%      2.93%       6.64%        9.07%       10.11%       10.08%
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
  Expenses                                      0.54%*         0.54%      0.51%       0.49%        0.48%        0.48%        0.48%
----------------------------------------
  Net investment income                         6.26%*         5.06%      3.56%       4.63%        6.57%        7.79%        8.42%
----------------------------------------
  Expense waiver/ reimbursement (b)             0.26%*         0.02%      0.00%       0.00%        0.00%        0.00%        0.00%
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
  Net assets, end of period (000
  omitted)                                       $674,491   $687,037   $858,556   $1,034,374   $1,171,633   $1,296,579   $1,725,112
----------------------------------------
  Portfolio turnover                              79%           265%       150%        132%         114%          96%         172%
----------------------------------------

                                             1989         1988         1987
                                          ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $10.21       $10.42       $10.39
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
  Net investment income                       0.82         0.81         0.84
----------------------------------------
  Net realized and unrealized gain
  (loss) on investments                     (0.40)       (0.16)         0.03
----------------------------------------  ----------   ----------   ----------
  Total from investment operations            0.42         0.65         0.87
----------------------------------------  ----------   ----------   ----------
LESS DISTRIBUTIONS
----------------------------------------
  Distributions from net investment
  income                                    (0.82)       (0.81)       (0.84)
----------------------------------------
  Total distributions from net realized
  gain on investment transactions             0.00       (0.05)         0.00
----------------------------------------  ----------   ----------   ----------
  Total distributions                       (0.82)       (0.86)       (0.84)
----------------------------------------  ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD              $ 9.81       $10.21       $10.42
----------------------------------------  ----------   ----------   ----------
                                          ----------   ----------   ----------
TOTAL RETURN (a)                              4.23%        6.58%        8.73%
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
  Expenses                                    0.47%        0.46%        0.45%
----------------------------------------
  Net investment income                       8.14%        7.89%        7.97%
----------------------------------------
  Expense waiver/ reimbursement (b)           0.00%        0.01%        0.02%
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
  Net assets, end of period (000
  omitted)                                $2,236,208   $3,016,355   $4,348,532
----------------------------------------
  Portfolio turnover                           112%          85%          99%
----------------------------------------


 *  Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                       8

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
(FORMERLY FEDERATED SHORT-INTERMEDIATE GOVERNMENT TRUST)
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          SIX MONTHS
                                                                         ENDED AUGUST         YEAR ENDED FEBRUARY 28,
                                                                           31, 1995       -------------------------------
                                                                          (UNAUDITED)       1995       1994      1993(a)
                                                                        ---------------   --------   --------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $10.25         $10.46     $10.53     $10.37
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------
  Net investment income                                                       0.32           0.50       0.35       0.34
----------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                      0.10         (0.21)     (0.07)       0.16
----------------------------------------------------------------------      ------        --------   --------   ---------
  Total from investment operations                                            0.42           0.29       0.28       0.50
----------------------------------------------------------------------      ------        --------   --------   ---------
LESS DISTRIBUTIONS
----------------------------------------------------------------------
  Distributions from net investment income                                  (0.32)         (0.50)     (0.35)     (0.34)
----------------------------------------------------------------------      ------        --------   --------   ---------
NET ASSET VALUE, END OF PERIOD                                              $10.35         $10.25     $10.46     $10.53
----------------------------------------------------------------------      ------        --------   --------   ---------
                                                                            ------        --------   --------   ---------
TOTAL RETURN (b)                                                              4.07%          2.88%      2.68%      4.28%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------
  Expenses                                                                    0.79%*         0.79%      0.76%      0.74%*
----------------------------------------------------------------------
  Net investment income                                                       6.00%*         4.76%      3.33%      4.14%*
----------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                            0.26%*         0.25%      0.00%      0.00%*
----------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                       $32,917    $29,208    $39,905     $72,722
----------------------------------------------------------------------
  Portfolio turnover                                                            79%           265%       150%       132%
----------------------------------------------------------------------


 *  Computed on an annualized basis.

(a) Reflects operations for the period from May 29, 1992 (date of initial public investment) to February 28, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                       9

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
(FORMERLY FEDERATED SHORT-INTERMEDIATE GOVERNMENT TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated U.S. Government Securities Fund: 1-3 Years (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers 2 classes of shares: Institutional Shares and Institutional Service Shares.

Shareholders approved a change in the name of the Trust as follows:

    EFFECTIVE DATE                          NEW NAME
    ---------------  -------------------------------------------------------
    April 13, 1995.  Federated U.S. Government Securities Fund: 1-3 Years


(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

    REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

    The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and

                                       10

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
(FORMERLY FEDERATED SHORT-INTERMEDIATE GOVERNMENT TRUST)
--------------------------------------------------------------------------------
    discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

    FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    At last fiscal year-end date, the Trust, for federal tax purposes, had a capital loss carryforward of $121,361,005, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Additionally, net capital losses of $9,639,860, attributable to security transactions incurred after October 31, 1994 are treated as arising on March 1, 1995, the first day of the Trust's next taxable year. Pursuant to the Code, such capital loss carryforward will expire as follows:

  EXPIRATION
     YEAR       EXPIRATION AMOUNT
--------------  ------------------
     1997          $39,788,098
     1998          $65,200,181
     2003          $16,372,726


    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

                                       11

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
(FORMERLY FEDERATED SHORT-INTERMEDIATE GOVERNMENT TRUST)
--------------------------------------------------------------------------------

Transactions in shares were as follows:

                                           SIX MONTHS ENDED AUGUST            YEAR ENDED
                                                   31, 1995               FEBRUARY 28, 1995
                                          --------------------------  --------------------------
          INSTITUTIONAL SHARES              SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold                                15,010,018  $ 154,916,469   23,657,172  $ 242,387,271
----------------------------------------
Shares issued to shareholders in payment
of distributions declared                     881,289      9,095,764    1,514,470     15,527,541
----------------------------------------
Shares redeemed                           (17,747,376)  (183,327,236) (40,237,187)  (413,639,011)
----------------------------------------  -----------  -------------  -----------  -------------
  Net change resulting from
  Institutional share transactions         (1,856,069) $ (19,315,003) (15,065,545) $(155,724,199)
----------------------------------------  -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                           SIX MONTHS ENDED AUGUST            YEAR ENDED
                                                   31, 1995               FEBRUARY 28, 1995
                                          --------------------------  --------------------------
      INSTITUTIONAL SERVICE SHARES          SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold                                 1,593,665  $  16,416,066    2,652,469  $  27,273,415
----------------------------------------
Shares issued to shareholders in payment
of distributions declared                      87,600        904,358      120,824      1,239,274
----------------------------------------
Shares redeemed                            (1,350,414)   (13,945,435)  (3,739,382)   (38,508,501)
----------------------------------------  -----------  -------------  -----------  -------------
  Net change resulting from
  Institutional Service share
  transactions                                330,851  $   3,374,989     (966,089) $  (9,995,812)
----------------------------------------  -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------
  Net change resulting from share
  transactions                             (1,525,218) $ (15,940,014) (16,031,634) $(165,720,011)
----------------------------------------  -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors

                                       12

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
(FORMERLY FEDERATED SHORT-INTERMEDIATE GOVERNMENT TRUST)
--------------------------------------------------------------------------------
for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp., the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to .25 of 1% of the average daily net assets of the Institutional Service Shares, annually, to compensate Federated Securities Corp.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of daily average net assets of the Trust for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT FEES--Federated Services Company serves as transfer and dividend disbursing agent for the Trust. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1995, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  553,689,230
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  575,088,281
--------------------------------------------------------------------------------------------------  --------------


                                       13

TRUSTEES                       OFFICERS
---------------------------------------------------------

John F. Donahue                John F. Donahue
Thomas G. Bigley               CHAIRMAN
John T. Conroy, Jr.            Glen R. Johnson
William J. Copeland            PRESIDENT
James E. Dowd                  J. Christopher Donahue
Lawrence D. Ellis, M.D.        EXECUTIVE VICE PRESIDENT
Edward L. Flaherty, Jr.        Edward C. Gonzales
Peter E. Madden                EXECUTIVE VICE PRESIDENT
Gregor F. Meyer                John W. McGonigle
John E. Murray, Jr.            EXECUTIVE VICE PRESIDENT AND
Wesley W. Posvar               SECRETARY
Marjorie P. Smuts              Richard B. Fisher
                               VICE PRESIDENT
                               David M. Taylor
                               TREASURER
                               Robert C. Rosselot
                               ASSISTANT SECRETARY


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

                                       14

--------------------------------------------------------------------------------
                                                                       FEDERATED
--------------------------------------------------------------------------------
                                                                 U.S. GOVERNMENT
--------------------------------------------------------------------------------
                                                                SECURITIES FUND:
--------------------------------------------------------------------------------
                                                                       1-3 YEARS
--------------------------------------------------------------------------------

                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                                 AUGUST 31, 1995
[FEDERATED LOGO]                     -------------------------------------------

    Distributor
     A subsidiary of FEDERATED INVESTORS
                     -----------------------------------------------------------

     FEDERATED INVESTORS TOWER
     PITTSBURGH, PA 15222-3779
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     CUSIP 31428M100
     CUSIP 31428M209